Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Loans [Abstract]
Schedule of short term loans
	December 31,
	2022	2021
	U.S. dollars in thousands
Loans with Amazon (8a)	86	101
Related party loan	-	111
Third party loans (8b)	-	715
	86	927